Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Jan. 31, 2017		$ 253,242	$ 448,597	$ (32,779)	$ (238,465)
Stock options and share units exercised		1,294
Issuance of common shares, net of issuance costs (Note 15)
Acquisitions (Note 3)		20,000
Balance at Jan. 31, 2018	$ 498,812	274,536	451,151	(15,252)	(211,623)
Stock-based compensation expense (Note 17)			2,807
Stock options and share units exercised			(290)
Other comprehensive income (loss), net of income taxes				17,527
Net income	26,879				26,879
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)			37		(37)
Stock options and share units exercised		681
Issuance of common shares, net of issuance costs (Note 15)
Acquisitions (Note 3)		1,536
Balance at Jan. 31, 2019	533,507	276,753	454,722	(25,201)	(172,767)
Stock-based compensation expense (Note 17)			3,710
Stock options and share units exercised			(139)
Other comprehensive income (loss), net of income taxes				(9,949)
Net income	31,277				31,277
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)					7,579
Stock options and share units exercised		1,788
Issuance of common shares, net of issuance costs (Note 15)		236,568
Acquisitions (Note 3)		9,045
Balance at Jan. 31, 2020	821,709	$ 524,154	459,269	(25,944)	(135,770)
Stock-based compensation expense (Note 17)			4,909
Stock options and share units exercised			(362)
Other comprehensive income (loss), net of income taxes				$ (743)
Net income	$ 36,997				36,997
Cumulative adjustment upon modified retrospective accounting policy adoption (Note 2)